UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801

With Copy to:

John H. Lively The Law Offices of John H. Lively & Associates, Inc. A member firm of The 1940 Act Law GroupTM 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2015

Item #1. Reports to Stockholders.

INDEX	Big 4 OneFund

Semi-Annual Report to Shareholders

BIG 4 ONEFUND

For the Period
November 13, 2014
(commencement of operations)
through
April 30, 2015
(unaudited)

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of April 30, 2015 and are subject to change at any time.

BIG 4 ONEFUND SCHEDULE OF INVESTMENTS April 30, 2015 (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value

	COMMON STOCKS	30.39%

	BIOTECHNOLOGY	0.97%
513	Celgene Corp.*		$55,435
630	Prothena Corp. PLC*		20,418

			75,853

	CASINO SERVICES	0.65%
463	Wynn Resorts LTD		51,426

	COMMUNICATIONS	1.08%
1,088	Cheetah Mobile Inc ADR*		24,654
852	Cogent Communications Holdings Inc.		29,811
857	Verifone Systems, Inc.*		30,655

			85,120

	COMPUTER HARDWARE/SOFTWARE	1.12%
239	Apple Inc.		29,911
1,078	EMC Corp.		29,009
885	Hewlett-Packard Co.		29,178

			88,098

	CONSTRUCTION & MINING	0.94%
520	Quanta Services Inc.*		15,033
1,574	US Silica Holdings Inc.		58,789

			73,822

	ENERGY	0.22%
505	Abengoa Yield PLC		17,125

	FINANCIAL SERVICES	6.51%
91	AMERCO		29,306
8,184	Fifth Street Finance Corp.		58,352
490	Gatx Corp.		26,656
488	JPMorgan Chase & Co.		30,871
11,426	Kcap Financial Inc.		68,327
669	Master card		60,350
9,170	MVC Capital Inc.		88,949
4,220	Virtu Financial, Inc.*		90,266
898	Visa Inc -Class A		59,313

			512,390

BIG 4 ONEFUND SCHEDULE OF INVESTMENTS April 30, 2015 (continued) (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value

	FOOD	0.31%
466	Core-Mark Holding Co., Inc.		$24,563

	GLASSWARE	0.41%
819	Libbey, Inc.		32,228

	INSURANCE	1.24%
690	Berkshire Hathaway B New*		97,435

	INVESTMENTS	1.68%
3,370	Ares Capital Corp.		57,357
169	Ashford Inc.		16,858
1,859	Main Street Capital Corp.		58,242

			132,457

	MANUFACTURING	0.91%
519	Kapstone Paper		14,506
452	Rock-Tenn Co. Class A		28,467
384	Rogers Corp.*		27,921

			70,894

	MEDIA	1.14%
110	Google Inc. Class C*		59,271
439	Liberty Media Corp. A*		16,849
1,916	Phoenix New Media LTD ADR*		13,814

			89,934

	MEDICAL	0.37%
394	Medtronic, PLC		29,333

	METALWORKING MACHINERY	0.38%
444	Lincoln Electric Holdings, Inc.		29,686

BIG 4 ONEFUND SCHEDULE OF INVESTMENTS April 30, 2015 (continued) (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value

	MORTGAGE	1.17%
815	Altisource Residential Corp.		$15,607
7,259	Two Harbors Investment Corp.		76,220

			91,827

	OIL & GAS	4.30%
1,005	Cheniere Energy Inc.*		76,872
684	Halliburton Co.		33,482
5,307	Kinder Morgan Inc.		227,936

			338,290

	REAL ESTATE	1.50%
396	Alexander & Baldwin		16,030
1,128	Kennedy-Wilson Holdings Inc.		27,952
492	Texas Pacific Land Trust		74,174

			118,156

	RETAIL	0.63%
279	Fiesta Restaurant Group*		14,103
2,740	The Tile Shop Holdings, Inc.*		35,538

			49,641

	SEMICONDUCTORS	0.36%
2,464	ON Semiconductor CRP*		28,385

	TRANSPORTATION	2.46%
875	CSX Corp.		31,579
824	General Motors Co.		28,889
513	Norfolk Southern Corp.		51,736
326	Ryder System Inc.		31,087
472	Union Pacific Corp.		50,141

			193,432

	UTILITIES	1.00%
1,443	American Water Works Co. Inc.		78,672

	WIRELESS	1.04%
542	American Tower Corp.		51,235
367	Crown Castle International Corp.		30,656

			81,891

	TOTAL COMMON STOCKS	30.39%	2,390,658

	(Cost: $2,451,261)

BIG 4 ONEFUND SCHEDULE OF INVESTMENTS April 30, 2015 (continued) (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value

	EXCHANGE TRADED FUNDS	10.36%

	BROAD MARKET	5.46%
3,978	Vanguard US Total Stock Market		$429,266

	EMERGING MARKET	0.49%
1,253	Ishares MSCI Frontier 100		38,843

	LARGE CAP VALUE	3.46%
1,424	Vanguard S&P 500 ETF		272,126

	REAL ESTATE	0.95%
1,959	Schwab US REIT ETF		74,893

	TOTAL EXCHANGE TRADED FUNDS	10.36%	815,128

	(Cost: $811,969)

	LIMITED PARTERNSHIP FUNDS	23.02%

	Oil & GAS	17.99%
2,011	Cheniere Energy Partners LP Holdings, LLC		50,878.00
871	Crestwood Midstream Partners		13,823
3,000	Dominion Midstream Partners		122,550
1,191	Energy Transfer Equity LP		79,392
4,844	Enlink Midstream Partners LP		124,636
3,640	Enterprise Products Partners		124,670
957	Magellan Midstream Partners, LP		79,910
2,445	Plains All American Pipeline LP		122,519
2,357	Rose Rock Midstream LP		122,163
3,178	Shell Midstream Partners LP		127,724
2,486	Tallgrass Energy Partners LP		122,311
2,195	Tesoro Logisticks LP		122,986
3,540	USA Compression Partners LP		81,809
2,429	Williams Partners LP		119,993

			1,415,364

BIG 4 ONEFUND SCHEDULE OF INVESTMENTS April 30, 2015 (continued) (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value

	PRIVATE EQUITIES	0.97%
1,853	The Blackstone Group LP		$75,899

	REFINING & MARKETING	2.87%
2,456	Emerge Energy Services LP		103,177
4,848	Northern Tier Energy LP		122,945

			226,122

	UTILITIES	1.19%
2,127	Brookfield Infrastrutucre Partners LP		93,439

	TOTAL LIMITED PARTNERSHIP FUNDS	23.02%	1,810,824

	(Cost: $1,801,253)

	MUTUAL FUNDS	34.54%

	AGGREGATE BOND	0.74%
5,309	Rivernorth/Double Line Strategic Income Fund		58,029

	BROAD MARKET BLEND	7.10%
12,694	DFA US Core Equity 1 Portfolio		232,432
19,246	DFA US Vector Equity Portfolio		326,617

			559,049

	EMERGING MARKET	4.75%
9,093	DFA Emergining Markets Value		256,974
5,297	DFA Emergining Markets Small Cap		116,703

			373,677

	FOREIGN BLEND	5.50%
20,044	DFA International Core Equity		255,962
8,660	DFA International Small Cap Value Portfolio		177,107

			433,069

	INCOME & CAPITAL APPRECIATON	0.74%
2,387	Invesco Convertible Securities Fund		57,963

	LARGE CAP GROWTH	1.30%
3,968	Shares Post 100 Fund*		102,143

BIG 4 ONEFUND SCHEDULE OF INVESTMENTS April 30, 2015 (continued) (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value

	LARGE CAP VALUE	2.97%
6,775	DFA US Large Cap Value Portfolio		$233,549

	LONG TERM CAPITAL APPRECIATION	0.75%
3,019	Matthews Asian Growth and Income Fund		59,019

	REAL ESTATE	1.46%
10,619	DFA International Real Estate SEC		58,405
1,750	DFA Real Estate SECS Port		56,573

			114,978

	SMALL CAP BLEND	9.23%
8,772	DFA US Micro Cap Portfolio		171,659
7,244	DFA US Small Cap Portfolio		228,778
9,210	DFA US Small Cap Value Portfolio		325,475

			725,912

	TOTAL MUTUAL FUNDS	34.54%	2,717,388

	(Cost: $2,682,663)

	MONEY MARKET FUND	0.94%
74,029	Fidelity Institutional Money Market Fund 0.07%*		74,029

	(Cost: $74,029)

	TOTAL INVESTMENTS
	(Cost: $7,821,175)	99.25%	7,808,027

	Other assets, net of liabilities	0.75%	58,719

	NET ASSETS	100.00%	$7,866,746

* Effective 7 day yield as of April 30, 2015.

*Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the first year preceeding the date of the Fund’s related statement of assets and liabilities).

ADR-Security represented is held by the custody an bank in the form of American Depository Receipts.

See Notes to Financial Statements

BIG 4 ONEFUND STATEMENT OF ASSETS AND LIABILITIES April 30, 2015 (unaudited)

ASSETS
Investments at fair value (identified cost of $7,821,175) (Note 1)	$7,808,027
Receivable for securities sold	30,247
Dividends and interest receivable	13,135
Receivable from investment manager	9,123
Prepaid expenses	10,873

TOTAL ASSETS	7,871,405

LIABILITIES
Accrued custody fees	1,141
Accrued administration, transfer agent and accounting fees	2,369
Other accrued expenses	1,149

TOTAL LIABILITIES	4,659

NET ASSETS	$7,866,746

Net Assets Consist of:
Paid-in-capital applicable to 788,251 no par value shares of beneficial interest outstanding	$7,842,185
Accumulated net investment income (loss)	35,053
Accumulated net realized gain (loss) on investments	2,656
Net unrealized appreciation (depreciation) of investments	(13,148)

Net Assets	$7,866,746

NET ASSET VALUE PER SHARE
($7,866,746 / 788,251 shares outstanding)	$9.98

See Notes to Financial Statements

BIG 4 ONEFUND
STATEMENT OF OPERATIONS
Period November 13, 2014* to April 30, 2015 (unaudited)

INVESTMENT INCOME
Dividend	$61,723
Interest	60

Total investment income	61,783

EXPENSES
Investment management fees (Note 2)	15,331
Recordkeeping and administrative services (Note 2)	13,891
Accounting fees (Note 2)	11,575
Custody fees	5,316
Transfer agent fees (Note 2)	7,320
Professional fees	10,469
Filing and registration fees (Note 2)	1,786
Trustee fees	1,605
Compliance fees	3,026
Shareholder servicing and reports	5,194
Insurance	800
Other	4,837

Total expenses	81,150
Management fee waivers and reimbursed expenses (Note 2)	(65,818)

Net Expenses	15,332

Net investment income (loss)	46,451

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	2,656
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(13,148)

Net realized and unrealized gain (loss) on investments	(10,492)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$35,959

*Commencement of operations.

See Notes to Financial Statements

BIG 4 ONEFUND
STATEMENTS OF CHANGES IN NET ASSETS

Period November 13, 2014* to April 30, 2015 (unaudited)

Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$46,451
Net realized gain (loss) on investments	2,656
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(13,148)

Increase (decrease) in net assets from operations	35,959

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(11,398)

Decrease in net assets from distributions	(11,398)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	7,839,786
Distributions reinvested	11,398
Shares redeemed	(8,999)

Increase (decrease) in net assets from capital stock transactions	7,842,185

NET ASSETS

Increase (decrease) during period	7,866,746
Beginning of period	-

End of period (including accumulated net investment income (loss) of $35,053.)	$7,866,746

* Commencement of operations.

See Notes to Financial Statements

BIG 4 ONEFUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Period November 13, 2014* to April 30, 2015 (unaudited)

Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(1)	0.10
Net realized and unrealized gain (loss) on investments	(0.08)

Total from investment activities	0.02

Distributions
Net investment income	(0.04)

Total distributions	(0.04)

Net asset value, end of period	$9.98

Total Return	0.16%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.97%	**
Expenses, net of waiver (Note 2)	0.75%	**
Net investment income (loss)	2.27%	**
Portfolio turnover rate	5.91%	***
Net assets, end of period (000’s)	$7,867

(1) Per share amounts calculated using the average share method.
* Commencement of operations.
** Annualized
*** Not annualized

See Notes to Financial Statements

BIG 4 ONEFUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2015 (unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

Big 4 OneFund (the “Fund”) is a series of the World Funds Trust (“WFT”) which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007. The Fund commenced operations on November 13, 2014.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Fund’s objective is to seek long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a piecing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

BIG 4 ONEFUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2015 (unaudited) (continued)

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2015:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Observable
	Prices	Input	Inputs	Total

Common Stocks	$2,390,658	$-	$-	$2,390,658
Exchange Traded Funds	815,128	-	-	815,128
Limited Partnership Funds	1,810,824	-	-	1,810,824
Mutual Funds	2,717,388	-	-	2,717,388
Money Market Fund	74,029	-	-	74,029

	$7,808,027	$-	$-	$7,808,027

BIG 4 ONEFUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2015 (unaudited) (continued)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Fund’s tax positions since inception and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

BIG 4 ONEFUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2015 (unaudited) (continued)

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period November 13, 2014* to April 30, 2015, there were no such reclassifications.

NOTE 2-INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Chicago Partners Investment Group, LLC (“Chicago Partners”) provides investment services for an annual fee of 0.75% of average daily net assets of the Fund. For the period November 13, 2014* to April 30, 2015, Chicago Partners earned and waived $15,331 in investment management fees and reimbursed the Fund for expenses of $50,487.

In the interest of limiting the operating expenses of the Fund, Chicago Partners has contractually agreed to waive or limit its fees and reimburse the Fund for expenses in amounts that limit the Fund’s total operating expenses to 0.75% of average daily net assets until January 31, 2016. Fund operating expenses do not include interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund’s business (“extraordinary expenses”). Chicago Partners may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the expense reimbursement is made within three years after the year in which the Advisor incurred the expense. The total amount of recoverable reimbursements as of April 30, 2015 was $65,818 and expires in 2018.

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. CSS earned $13,891 in administrative fees for the period November 13, 2014* to April 30, 2015.

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the period November 13, 2014* to April 30, 2015, FDCC received no commissions or underwriting fees.

BIG 4 ONEFUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2015 (unaudited) (continued)

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s transfer and dividend disbursing agent. CFSI earned $7,320 for its services for the period November 13, 2014* to April 30, 2015.

Commonwealth Fund Accounting (“CFA”) is the Fund’s accounting agent. CFA earned $11,575 for its services for the period November 13, 2014* to April 30, 2015.

Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI. The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc., and Cynthia D. Baughman, Assistant Secretary of the Trust, is counsel with The Law Offices of John H. Lively and Associates, Inc. Mr. Lively and Ms. Baughman receive no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3-INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the period November 13, 2014* to April 30, 2015, aggregated $8,017,165 and $251,886, respectively.

NOTE 4-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

During the period November 13, 2014* to April 30, 2015, distributions of $11,398 were paid from net investment income.

BIG 4 ONEFUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2015 (unaudited) (continued)

As of April 30, 2015, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income (loss)	$35,053
Accumulated net realized gain (loss) on investments	2,656
Net unrealized appreciation (depreciation) of investments	(13,148)

$24,561

As of April 30, 2015, the cost for Federal income tax purpose was $7,821,175.

Net unrealized depreciation consists of:

Gross unrealized appreciation	$206,774
Gross unrealized depreciation	(219,922)

Net unrealized depreciation	$(13,148)

NOTE 5-CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

Period November 13, 2014* to April 30, 2015 (unaudited)
Shares sold	788,007	$7,839,786
Shares reinvested	1,164	11,398
Shares redeemed	(920)	(8,999)

Net increase (decrease)	788,251	$7,842,185

NOTE 6–SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued and no items require disclosure.

*Commencement of operations.

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORY AGREEEMENTS

At a meeting held on July 23, 2014, the Board of Trustees (the “Board”) considered the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Trust and Chicago Partners Investment Group, LLC (the “Adviser” or “Chicago Partners”) in regard to the Big 4 OneFund (the “Fund”).

Counsel reviewed with the Board the memorandum from Counsel addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreement. A copy of this memorandum was circulated to the Trustees in advance of the meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) the Adviser’s practices regarding possible conflicts of interest.

The Board then reviewed and discussed the approval of the Agreement as well as the amendments to the various proposed service agreements between the Trust

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”) (continued)

and the service providers. Counsel noted that the 1940 Act requires the approval of the investment advisory and distribution agreements between the Trust and its service providers by a majority of the Independent Trustees.

The Board discussed the arrangements between Chicago Partners and the Trust with respect to the Fund. The Board reflected on its discussions regarding the Agreement with a representative of Chicago Partners, the expense limitation agreement and the manner in which the Fund was to be managed. Counsel referred the Board to the Board Materials, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the proposed Agreement, a letter from Counsel to the Adviser and the Adviser’s responses to that letter, information on the Adviser’s financial statements, the Adviser’s Form ADV, a fee comparison analysis for the Fund and comparable mutual funds, the Agreement, and Expense Limitation Agreement. Counsel reviewed with the Board the memorandum from Counsel and the proposed Agreement and Expense Limitation Agreement. He outlined the various factors the Board should consider in deciding whether to approve the Agreement.

In deciding whether to approve the Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Chicago Partners.

In this regard, the Board considered the responsibilities Chicago Partners would have under the Agreement. The Board reviewed the services to be provided by Chicago Partners to the Fund including, without limitation: the Adviser’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its anticipated coordination of services for the Fund among the Fund’s service providers, and the anticipated efforts to promote the Fund, grow its assets, and assist in the distribution of the Fund’s shares. The Board considered: Chicago Partner’s staffing, personnel, and methods of operating; the education and experience of Chicago Partner’s personnel; and Chicago Partner’s compliance program, policies, and procedures. After reviewing the foregoing and further information from Chicago Partners, the Board concluded that the quality, extent, and nature of the services to be provided by Chicago Partners were satisfactory and adequate for the Fund.

Investment performance of the Fund and Chicago Partners.

The Board noted that the Fund had not commenced operations and no investment performance information was available. The Trustees considered that the Adviser has not managed a mutual fund. The Trustees, however, considered the investment (non-composite) performance of the Adviser’s separately managed other accounts that were managed in a way similar to that of the Fund, as well as performance of funds managed by other investment advisers in the peer group

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”) (continued)

which the Fund would likely be categorized. The Trustees noted that the separately managed account performance tended to outperform the equity benchmarks across various asset classes within the global equity universe for the time periods presented.

The costs of the services to be provided and profits to be realized by Chicago Partners from the relationship with the Fund.

In considering the costs of the services to be provided and profits to be realized by Chicago Partners from the relationship with the Fund, the Trustees considered Chicago Partner’s staffing, personnel, and methods of operating; the financial condition of Chicago Partners and the level of commitment to the Fund by Chicago Partners; the expected asset levels of the Fund; and the projected overall expenses of the Fund. The Trustees considered the financial statements of Chicago Partners. The Trustees considered the expected fees and expenses of the Fund (including the management fee) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, style of investment management, and size. The Trustees noted that the proposed management fee that starts with an initial breakpoint level at 0.75% is at the median of the Morningstar World Allocation Classification, which is the peer group category in which the Adviser expects the Fund to be included. The Trustees also considered the management fee charged by the Adviser for separately managed accounts and the differences in managing those accounts as compared to the Fund. The Trustees noted that the Adviser had agreed to an expense limitation agreement that would cap the operating expenses of the Fund, with certain exceptions, at 0.75%. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Leadsman by the Fund were fair and reasonable.

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered the Fund’s fee arrangements with Chicago Partners. The Trustees noted that Chicago Partners had instituted a breakpoint schedule in the management fee that would benefit the Fund’s shareholders as asset levels increased. The Trustees noted that the shareholders of the Fund would benefit from the expense limitation arrangement in place for the Fund. The Trustees also noted that the Fund would benefit from economies of scale under its agreements with some of its service providers other than Chicago Partners. Following further discussion of the expected Fund asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangement and fee breakpoint schedule provided potential savings or protection for the benefit of the Fund’s investors.

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”) (continued)

Possible conflicts of interest and benefits derived by Chicago Partners.

In considering Chicago Partner’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and the Adviser’s other accounts; and the substance and administration of Chicago Partner’s code of ethics. It was noted that Chicago Partners had no affiliates. Based on the foregoing, the Board determined that Chicago Partners’ standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that Chicago Partners specified no benefits or detriments, other than receipt of advisory fees, in managing the assets of the Fund.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Agreement.

BIG 4 ONEFUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, November 13, 2014** and held for the period ended April 30, 2015.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Institutional Class Shares	Beginning Account Value November 13, 2014**	Ending Account Value April 30, 2015	Expenses* Paid During the Period* November 13, 2014** through April 30, 2015
Actual	$1,000	$ 998.4	$10.41
Hypothetical (5% return before expenses)	$1,000	$1,013.75	$10.49

* Expenses are equal to the Fund’s annualized expense ratio of 0.75% for Institutional Class, multiplied by the average account value for the period, multiplied by 169 days in the most recent fiscal half year divided by 365 days in the current year.

**Commencement of operations

Investment Adviser:

Chicago Partners Investment Group, LLC
One North Upper Wacker Drive
Suite 4110
Chicago, Illinois 60606

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent:

For more account information, wire purchase or redemptions, call or write to Big 4 OneFund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

Legal Counsel:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds Trust investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 673-0550 Toll Free.

ITEM 2.           CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.           AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.           PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.           AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.           SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.           SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.           CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.           EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: June 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: June 30, 2015

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe Chief Financial Officer (principal financial officer)

Date: June 30, 2015

* Print the name and title of each signing officer under his or her signature.